Cover	Sep. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-43418
Entity Registrant Name	CATALYST ACQUISITION CORP.
Entity Central Index Key	0002104391
Entity Tax Identification Number	30-1472067
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1007 Ocean Avenue
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90403
City Area Code	310
Local Phone Number	404-1687
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	CATLU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CATL
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-seventh (1/7) of one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Rights, each entitling the holder to receive one-seventh (1/7) of one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CATLR
Security Exchange Name	NASDAQ